RELATED PARTY TRANSACTIONS AND BALANCES - Related Parties Group (Detail)	12 Months Ended
Sep. 30, 2019
Shanghai Yijia Chuangye Investment Center LLP ("Yijia Chuangye")
Relationship with the group	An entity controlled by Mr. Guangjie Jin (“Founder and CEO of the Group”)
Shanghai Laiguan Property Management Co., Ltd. ("Laiguan")
Relationship with the group	An entity controlled by certain shareholders of the Group
Shanghai Q&K Fashion Life Co., Ltd. ("Q&K Fashion")
Relationship with the group	An entity controlled by Founder and CEO of the Group
Shanghai Qingke Robot Technology Co., Ltd. ("Robot")
Relationship with the group	An affiliate of Founder and CEO of the Group
Shanghai Yijia Property Management Co., Ltd. ("Yijia Property")
Relationship with the group	An entity controlled by certain shareholders of the Group
Shanghai Xulong Trading Co., Ltd. ("Xulong")
Relationship with the group	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Youzhen Information Technology Co., Ltd. ("Youzhen")
Relationship with the group	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. ("Qingji")
Relationship with the group	An entity controlled by certain shareholders of the Group